Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Conservative Equity ETF
Entity Central Index Key	0002008359
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Capital Group Conservative Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Conservative Equity ETF
Class Name	Capital Group Conservative Equity ETF
Trading Symbol	CGCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Conservative Equity ETF (the "fund") for the period from June 25, 2024, commencement

of

operations, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCV	$ 15 *	0.33% †
*
Based on operations for the period from June 25, 2024 to November 30, 2024. Expenses for the full 6 months would be high
er.
†
Annualized.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.33%	[2]
Net Assets	$ 140,966,000
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 140,966
Total number of portfolio holdings	95
Portfolio turnover rate	8%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from June 25, 2024 to November 30, 2024. Expenses for the full 6 months would be higher.
[2]	Annualized.